Net Periodic Benefit Cost of Severance Indemnities and Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 30,422	¥ 27,734		¥ 27,761
Interest costs on projected benefit obligation	23,186	24,267		25,182
Expected return on plan assets	(32,237)	(28,234)		(40,209)
Amortization of prior service benefit	(319)	(318)		(319)
Amortization of net actuarial loss (gain)	16,936	25,595		15,532
Special termination benefits	5,454	14,115	[1]	4,222
Net periodic benefit cost	¥ 43,442	¥ 63,159		¥ 32,169

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.